Other assets, net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other assets [member]
Disclosure of other assets [line items]
Amortization expense for other assets	$ 215,529	$ 442,098	$ 204,717